CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

As independent registered public accountants, we hereby consent to the use of our report incorporated by reference herein dated January 19, 2012, on the financial statements of Thompson Plumb Funds, Inc., comprising the Thompson Plumb Growth Fund, the Thompson Plumb MidCap Fund and the Thompson Plumb Bond Fund (the “Funds”), as of November 30, 2011, and for the periods indicated therein and to the references to our firm in the prospectus and the Statement of Additional Information in this Post-Effective Amendment to Thompson Plumb Funds, Inc.’s Registration Statement on Form N-1A.

Cohen Fund Audit Services, Ltd.

Westlake, Ohio

March 26, 2012